Long-term Borrowings, Capital Lease Obligations and License Agreements - Fair Value of Senior Notes (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Estimated fair value | Senior Notes | Level 1
Fair value disclosure
Fair value of long-term debt	$ 3,000	$ 2,700